August 4, 2010

Kimberly A. Browning, Esq.

Division of Investment Company Regulation

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

RE:

Philadelphia Investment Partners New Generation 130/30

Fund (the “Fund”) File Nos. 811-22395 and 333-165401

Dear Ms. Browning:

On behalf of the above referenced Fund, I enclose a pre-effective amendment to the Fund’s registration statement filed on Form N-1A (hereinafter, the “Filing”).   Should you have any questions, please contact me at (484) 588-5509.

The Fund acknowledges that:

• should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the Filing;

• the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

• the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Robert M. Elwood

Enclosures